Income Taxes - Reconciliation of the differences between statutory income tax rate and the effective income tax rate (Details) - CNY (¥)	12 Months Ended			39 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Income reconciliation, amount
Statutory Rate:	¥ 2,862,000
Tax incentives for research and development expense	(2,873,000)
Effect of non-deductible expenses/(gain)	1,260,000
Tax incentives for wages of disabled staff	(30,000)
Other	(136,000)
Total	¥ 21,000	¥ 64,000	¥ (42,000)
Tax Jurisdiction of Domicile [Extensible Enumeration]	China	China
Income reconciliation, percentage (%)
Statutory EIT rate	25.00%	25.00%	25.00%
Tax rate difference from statutory rate in other jurisdictions		(0.72%)	(1.93%)
Change in valuation allowance		(26.59%)	(33.14%)
Tax incentives for research and development expense	(25.10%)	2.23%	11.32%	(200.00%)
Effect of non-deductible expenses/(gain)	11.01%	(0.18%)	(1.87%)
Tax incentives for wages of disabled staff	(0.26%)	0.02%	0.05%
Preferential tax rate		0.19%	0.62%
Other	(1.19%)
Effective income tax rate	0.18%	(0.05%)	0.05%
Income taxes (net of refunds received) the Chinese mainland	¥ 6,500
Income taxes in jurisdictions outside of the Chinese mainland	0
China
Income reconciliation, amount
Changes in valuation allowances	¥ (1,997,000)
Income reconciliation, percentage (%)
Change in valuation allowance	(17.44%)
Cayman
Income reconciliation, amount
Statutory tax rate difference	¥ 748,000
Income reconciliation, percentage (%)
Tax rate difference from statutory rate in other jurisdictions	6.53%
Hong Kong
Income reconciliation, amount
Changes in valuation allowances	¥ 183,000
Income reconciliation, percentage (%)
Change in valuation allowance	1.60%
Other foreign jurisdictions
Income reconciliation, amount
Other foreign jurisdictions	¥ 4,000
Income reconciliation, percentage (%)
Others	0.03%